Cover	6 Months Ended
Jun. 30, 2024
Cover [Abstract]
Document Type	6-K
Document Period End Date	Jun. 30, 2024
Entity File Number	001-41576
Registrant Name	ECARX Holdings Inc.
Entity Address, Address Line One	5/F, Building 1, Zhongteng Building
Entity Address, Address Line Two	2121 Longteng Avenue
Entity Address, City or Town	Xuhui District, Shanghai
Entity Address, Postal Zip Code	200232
Entity Address, Country	CN
Central Index Key	0001861974
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	Q2
Amendment Flag	false
Current Fiscal Year End Date	--12-31